Brokerage And Custodial Fees	6 Months Ended
Jun. 30, 2013
Brokerage And Custodial Fees [Abstract]
Brokerage And Custodial Fees

7. BROKERAGE AND CUSTODIAL FEES

For the three and six months ended June 30, 2013 and 2012, brokerage and custodial fees were as follows:

	Three months ending June 30,		Six months ending June 30,
	2013	2012	2013	2012
Brokerage fees	$6,457,574	$10,012,903	$13,657,635	$21,290,632
Custodial fees	145	184	325	324
Total	$6,457,719	$10,013,087	$13,657,960	$21,290,956

During the three and six months ended June 30, 2013 and 2012, amounts paid to selling agents on Series 1 units sold subsequent to August 12, 2009 exceeded 9.5% of the gross offering proceeds of the Series 1 Units sold. As a result, the amounts that otherwise would be paid to selling agents for that Series 1 Unit were instead rebated to the Trust for the benefit of all holders of Series 1 Units. The total amounts rebated to the Trust for the three and six months ended June 30, 2013 were $31,818 and $54,836, respectively. The total amounts rebated to the Trust for the three and six months ended June 30, 2012 were $4,829 and $5,155. These rebates were included in "Brokerage and custodial fees" in the Statements of Operations.